UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on 6/30/00, 9/30/00 & 12/31/00.

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:




Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 259982

List of Other Included Managers: NONE

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

                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ALCAN ALUMINUM LTD             COMM STK         013716105    3788   121200   SH      SOLE          36700        0     84500
BERKLEY (W.R.) CORPORATION     COMM STK         084423102    2458    98200   SH      SOLE          33200        0     65000
BMC SOFTWARE INC               COMM STK         055921100   18778   235000   SH      SOLE              0        0    235000
BUSH BOAKE ALLEN INC           COMM STK         123162109     707    28800   SH      SOLE          11100        0     17700
CAMBRIDGE TECH PARTNERS        COMM STK         132524109    1414    53800   SH      SOLE          51100        0      2700
CLEVELAND-CLIFFS INC           COMM STK         185896107    3175   102000   SH      SOLE          52000        0     50000
CONCORD EFS INC                COMM STK         206197105   56838  1342300   SH      SOLE         423500        0    918800
CUBIST PHARMACEUTICALS         COMM STK         229678107     969    50000   SH      SOLE              0        0     50000
DELL COMPUTER CORP             COMM STK         247025109   24172   578100   SH      SOLE         342800        0    235300
EMISPHERE TECHNOLOGIES         COMM STK         291345106    8901   296400   SH      SOLE          62200        0    234200
GOLD FIELDS LIMITED            COMM STK         380ZA9995    7438   250000   SH      SOLE              0        0    250000
GOLD FIELDS LTD NEW            ADR              38059T106    2251   490000   SH      SOLE         240000        0    250000
HILB ROGAL & HAMILTON          COMM STK         431294107     759    30300   SH      SOLE              0        0     30300
IMCLONE SYSTEMS INC            COMM STK         45245W109    2140    54100   SH      SOLE          31500        0     22600
INCYTE PHARMACEUTICALS         COMM STK         45337C102    4052    68500   SH      SOLE          30500        0     38000
IVAX CORP                      COMM STK         465823102    1815    70500   SH      SOLE          29700        0     40800
JDS UNIPHASE CORP              COMM STK         46612J101   64204   535730   SH      SOLE         305130        0    230600
LENNAR CORP                    COMM STK         526057104    1881    78355   SH      SOLE              0        0     78355
MCWHORTER TECHNOLOGIES         COMM STK         582803102     739    50100   SH      SOLE              0        0     50100
MEDIAONE GROUP INC             COMM STK         58440J104   23416   314840   SH      SOLE         289840        0     25000
METRO INFORMATION SVCS         COMM STK         59162P104    1284   100000   SH      SOLE              0        0    100000
NABI INC                       COMM STK         628716102    2094   409835   SH      SOLE         134835        0    275000
NOVEN PHARMACEUTICALS INC      COMM STK         670009109     544    29900   SH      SOLE          25200        0      4700
OWENS-ILLINOIS INC             CVPFSTKF         690768502    6167   195000   SH      SOLE          95000        0    100000
PENN ENGINEERING & MFG         COMM STK         707389102     134     6600   SH      SOLE              0        0      6600
POTLATCH CORP                  COMM STK         737628107    3007    73000   SH      SOLE          23700        0     49300
QUESTAR CORP                   COMM STK         748356102    5633   375500   SH      SOLE         215500        0    160000
TACO CABANA INC CL A           COMM STK         873425102     320    33200   SH      SOLE              0        0     33200
UCBH HOLDINGS INC              COMM STK         90262T308    1566    75000   SH      SOLE              0        0     75000
VELCRO INDUSTRIES N V          COMM STK         922571104     728    60000   SH      SOLE              0        0     60000
VISIBLE GENETICS INC           COMM STK         92829S104    4537   152500   SH      SOLE          52500        0    100000
WASTE CONNECTIONS INC          COMM STK         941053100     143    10000   SH      SOLE              0        0     10000
ZAPME CORPORATION              COMM STK         98912E100    3930   450000   SH      SOLE              0        0    450000
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